Revenue and Segment Analysis - Summary of Reconciliation of Operating Profit to Adjusted Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
Operating profit	£ 1,525	£ 2,101	£ 1,964	£ 1,905	£ 1,708
Adjustments:
Amortisation of acquired intangible assets	376	295	288
Exceptional costs in Exhibitions	183
Acquisition-related items	12	(84)	(84)
Reclassification of tax in joint ventures	5	12	11
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	£ 2,076	£ 2,491	£ 2,346	£ 2,284	£ 2,114